Group income statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Revenue	£ 11,588	£ 11,786
Operating costs	(9,896)	(10,332)
Operating profit	1,692	1,454
Finance expense	(386)	(381)
Finance income	147	101
Net finance expense	(239)	(280)
Share of post tax profit of associates and joint ventures	1
Profit before tax	1,454	1,174
Tax	(310)	(293)
Profit for the period	1,144	881
Before Specific Items [member]
Revenue	11,624	11,800
Operating costs	(9,684)	(9,959)
Operating profit	1,940	1,841
Finance expense	(317)	(272)
Finance income	147	101
Net finance expense	(170)	(171)
Share of post tax profit of associates and joint ventures	1
Profit before tax	1,771	1,670
Tax	(362)	(339)
Profit for the period	1,409	1,331
Specific items [member]
Revenue	(36)	(14)
Operating costs	(212)	(373)
Operating profit	(248)	(387)
Finance expense	(69)	(109)
Net finance expense	(69)	(109)
Profit before tax	(317)	(496)
Tax	52	46
Profit for the period	£ (265)	£ (450)